Liquidity, Uncertainties and Going Concern - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Feb. 09, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2015	Dec. 31, 2014
Liquidity Uncertainty And Going Concern [Line Items]
Accumulated deficit			$ (424,239)	$ (377,872)
Senior secured debt defaulted amount					$ 57,600
Cash and cash equivalents			9,866	$ 2,789		$ 20,944
Restructured Debt [Member] | Capital Royalty Partners [Member] | Subsequent Event [Member] | Senior Term Loan [Member]
Liquidity Uncertainty And Going Concern [Line Items]
Minimum cash balance covenant		$ 5,000
Restructured Debt [Member] | Capital Royalty Partners [Member] | Maximum [Member] | Senior Term Loan [Member]
Liquidity Uncertainty And Going Concern [Line Items]
Cash and cash equivalents			$ 5,000
Restructured Debt [Member] | Capital Royalty Partners [Member] | Minimum [Member] | Subsequent Event [Member] | Senior Term Loan [Member]
Liquidity Uncertainty And Going Concern [Line Items]
Cash and cash equivalents		$ 2,000
Restructured Debt [Member] | Capital Royalty Partners [Member] | Scenario, Forecast [Member] | Minimum [Member]
Liquidity Uncertainty And Going Concern [Line Items]
Gross proceeds from public offering	$ 40,000